Schedule of Long Term Borrowings (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 5.65% Senior Notes, Due 2012		Dec. 31, 2011 5.65% Senior Notes, Due 2012		Dec. 31, 2009 5.65% Senior Notes, Due 2012	Jun. 30, 2007 5.65% Senior Notes, Due 2012	Dec. 31, 2012 5.75% Senior Notes, Due 2014		Dec. 31, 2011 5.75% Senior Notes, Due 2014		Dec. 31, 2012 4.95% Senior Notes, Due 2015		Dec. 31, 2011 4.95% Senior Notes, Due 2015		Sep. 30, 2005 4.95% Senior Notes, Due 2015	Dec. 31, 2012 8.625% Senior Notes, Due 2016		Dec. 31, 2011 8.625% Senior Notes, Due 2016		Dec. 31, 2009 8.625% Senior Notes, Due 2016	Dec. 31, 2012 6.52% Senior Notes, Due 2018		Dec. 31, 2011 6.52% Senior Notes, Due 2018		Dec. 31, 2012 7.70% Senior Notes, Due 2020		Dec. 31, 2011 7.70% Senior Notes, Due 2020		Jun. 30, 2010 7.70% Senior Notes, Due 2020	Dec. 31, 2012 7.20% Senior Notes, Due 2021		Dec. 31, 2011 7.20% Senior Notes, Due 2021		Nov. 30, 2010 7.20% Senior Notes, Due 2021	Dec. 31, 2012 7.625% Senior Notes, Due 2021		Dec. 31, 2011 7.625% Senior Notes, Due 2021		Dec. 31, 2012 6.50% Senior Notes, Due 2034		Dec. 31, 2011 6.50% Senior Notes, Due 2034		Dec. 31, 2012 6.15% Junior Notes, Due 2066		Dec. 31, 2011 6.15% Junior Notes, Due 2066		Dec. 31, 2012 Genworth Canada 4.59% Senior Notes, Due 2015		Dec. 31, 2011 Genworth Canada 4.59% Senior Notes, Due 2015		Dec. 31, 2010 Genworth Canada 4.59% Senior Notes, Due 2015	Dec. 31, 2012 Genworth Canada 5.68% Senior Notes, Due 2020		Dec. 31, 2011 Genworth Canada 5.68% Senior Notes, Due 2020		Jun. 30, 2010 Genworth Canada 5.68% Senior Notes, Due 2020	Dec. 31, 2012 Genworth Financial Mortgage Insurance Pty Limited Floating Rate Junior Notes, due 2021		Dec. 31, 2011 Genworth Financial Mortgage Insurance Pty Limited Floating Rate Junior Notes, due 2021		Jun. 30, 2011 Genworth Financial Mortgage Insurance Pty Limited Floating Rate Junior Notes, due 2021
Debt Instrument [Line Items]
Interest rate		5.65%	[1]	5.65%	[1]	5.65%	5.65%	5.75%	[1]	5.75%	[1]	4.95%	[1]	4.95%	[1]	4.95%	8.625%	[1]	8.625%	[1]	8.625%	6.52%	[1]	6.52%	[1]	7.70%	[1]	7.70%	[1]	7.70%	7.20%	[1]	7.20%	[1]	7.20%	7.625%	[1]	7.625%	[1]	6.50%	[1]	6.50%	[1]	6.15%	[2]	6.15%	[2]	4.59%	[3]	4.59%	[3]	4.59%	5.68%	[3]	5.68%	[3]	5.68%
Debt instrument, maturity year		2012	[1]	2012	[1]			2014	[1]	2014	[1]	2015	[1]	2015	[1]		2016	[1]	2016	[1]		2018	[1]	2018	[1]	2020	[1]	2020	[1]		2021	[1]	2021	[1]		2021	[1]	2021	[1]	2034	[1]	2034	[1]	2066	[2]	2066	[2]	2015	[3]	2015	[3]	2015	2020	[3]	2020	[3]	2020	2021	[4]	2021	[4]	2021
Senior notes redemption option	100.00%

[1]	Senior notes issued by our wholly-owned subsidiary, Genworth Holdings, Inc. ("Genworth Holdings"). Genworth Holdings have the option to redeem all or a portion of the senior notes at any time with proper notice to the note holders at a price equal to the greater of 100% of principal or the sum of the present value of the remaining scheduled payments of principal and interest discounted at the then-current treasury rate plus an applicable spread.
[2]	Subordinated notes issued by Genworth Holdings.
[3]	Senior notes issued by our majority-owned subsidiary, Genworth MI Canada Inc. ("Genworth Canada").
[4]	Subordinated floating rate notes issued by our indirect wholly-owned subsidiary, Genworth Financial Mortgage Insurance Pty Limited.